SCHEDULE OF PROMISSORY NOTES OUTSTANDING (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Short-Term Debt [Line Items]
Unamortized discounts		$ (97,276)
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amounts of notes payable		589,277
Unamortized discounts		(45,965)
Notes payable, net		$ 543,312